Intangible asset	9 Months Ended
Mar. 31, 2023
Intangible asset
Intangible asset

5.Intangible assets

The carrying value of the intangible assets is as follows:

	IP Assets	Patents	Total
Balance, June 30, 2021	$1,691,575	$-	$1,691,575
Amortisation	(191,035)	-	(191,035)
Balance, June 30, 2022	1,500,540	-	1,500,540
Amortisation	(89,294)	-	(89,294)
Additions	-	39,864	39,864
Balance, March 31, 2023	$1,411,246	$39,864	1,451,110

The intangible assets represent the purchase of intellectual property rights and were put in use in conjunction with the operation of the Company’s pilot plant on May 9, 2020 (Note 6).

On November 1, 2022, the Company received Notices of Allowance from the United States Patent and Trademark Office (“USPTO”) for its first two U.S. patent applications; serial no.16/410523 and serial no. 16/224463, and on December 29, 2022, the Company received a Notice of Allowance from USPTO for its third U.S. patent application serial no. 16/895783, all titled “Process for Recovering Lithium from Brines”, a novel and proprietary technique for continuous DLE from lithium brines.

5.Intangible assets-continued

During the period ended March 31, 2023, the Company started capitalizing the expenditures related to issued Patents and have prospectively adjusted the straight-line amortisation of the Intangible Assets over 20 years through June 30, 2039.